Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2024
Summary of the main accounting policies:
Schedule of consolidated subsidiaries

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancun, S. A. de C. V.	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Merida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlan, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (*)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
ASUR Dominicana, LLC. (*)	100%	Commercial
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (*)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (*)	100%	Cargo services
Cargo RF, S. A. de C. V. (*)	100%	Cargo services
(*)	These subsidiaries sub-consolidate at Cancun Airport.

Schedule of condensed financial information of Aerostar

The condensed financial information of Aerostar, where a significant non-controlling interest is held, at December 31, 2022, 2023 and 2024, is disclosed as shown as follows:

	December, 31
	2022		2023		2024
Condensed statement of financial position
Cash and cash equivalents	Ps.	2,334,403	Ps.	1,518,454	Ps.	850,723
Restricted cash		1,272,106		1,520,581		2,043,625
Other current assets		528,297		165,822		369,479
Total current assets		4,134,806		3,204,857		3,263,827
Financial liabilities:
Current liabilities		(1,184,023)		(1,033,248)		(1,246,162)
Working capital		2,950,783		2,171,609		2,017,665
Land, furniture and equipment		115,798		123,796		199,544
Intangible assets, airport concessions - Net		12,920,453		11,203,531		13,921,262
Other long term assets		90,777		83,208		101,450
Long term debt		(9,891,961)		(8,404,199)		(10,064,073)
Other long term liabilities		(18,265)		(14,295)		(16,503)
Deferred income tax - Net		(547,480)		(523,262)		(574,176)
Shareholders’ equity	Ps.	5,620,105	Ps.	4,640,388	Ps.	5,585,169

	Year ended December, 31
	2022		2023		2024
Condensed statements of comprehensive income
Revenue	Ps.	4,110,028	Ps.	4,174,329	Ps.	4,815,975
Operating cost and expenses		(2,128,925)		(2,390,264)		(3,097,961)
Other income		346,232
Comprehensive financial cost - Net		(459,471)		(412,145)		(421,812)
Net income tax		(59,618)		(52,486)		71,911
Net income for the year		1,808,246		1,319,434		1,368,113
Foreign currency translation		(95,881)		(818,522)		907,659
Total comprehensive income	Ps.	1,712,365	Ps.	500,912	Ps.	2,275,772

Schedule of percentage of depreciation land, furniture and equipment

	December 31,
	2023	2024

Furniture equipment	10 to 20%	10 to 20%
Machinery	10 to 20%	10 to 20%
Computer equipment	20 to 33%	20 to 33%
Transportation equipment	20 to 25%	20 to 25%
Improvements to leased premises	10%	10%

Schedule of useful lives licenses and commercial direct operation

Licenses Mexico	24	years
ODC Mexico	24	years
Commercial Rights of Aerostar	28	years
Commercial Rights of Airplan	8	years